Commitments and Contingencies (Details) - USD ($)					6 Months Ended		12 Months Ended
	Mar. 25, 2025	Feb. 14, 2024	Dec. 28, 2023	Oct. 18, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 08, 2025	Jun. 03, 2025	Nov. 30, 2023
Commitments and Contingencies [Line Items]
Percentage of purchase price					95.00%		95.00%
Description of purchase agreement					the Company may not require the Investor to purchase, and the Investor will have no obligation to purchase, shares of Class A common stock in excess of a number equal to the lowest of (i) 100% of the average daily trading volume of the Class A common stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable) for the five consecutive trading days immediately prior to the trading date on which a valid purchase notice is delivered to the Investor, (ii) a 30% discount to the daily trading volume in the Class A common stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable), and (iii) $2 million divided by the volume-weighted average price for the Class A common stock on the trading day immediately prior to the trading date on which a valid purchase notice is delivered to the Investor.		the Company may not require the Investor to purchase, and the Investor will have no obligation to purchase, shares of Class A Common Stock in excess of a number equal to the lowest of (i) 100% of the average daily trading volume of the Class A Common Stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable) for the five consecutive trading days immediately prior to the trading date on which a valid purchase notice is delivered to the Investor, (ii) a 30% discount to the daily trading volume in the Class A Common Stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable), and (iii) $2 million divided by the volume-weighted average price for the Class A Common Stock on the trading day immediately prior to the trading date on which a valid purchase notice is delivered to the Investor.
Common stock issued and outstanding percentage				10.00%
Trading days					10 days
Exercise price per share (in Dollars per share)			$ 0.01
Percentage of ownership limitation			4.99%
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares (in Dollars)			$ 600,000			$ 600,000	$ 600,000
Revenue percentage					105.00%		105.00%			110.00%
Revenue contingent owners amount (in Dollars)					$ 80,000		$ 80,000
Restricted cash (in Dollars)					120,000
Purchase of shares (in Shares)		662
Forecast [Member]
Commitments and Contingencies [Line Items]
Revenue percentage									110.00%
Warrant [Member]
Commitments and Contingencies [Line Items]
Exercise price per share (in Dollars per share)			$ 0.0001
Holdback Agreement Member]
Commitments and Contingencies [Line Items]
Purchase price amount (in Dollars)					114,500						$ 200,000
Contingent owners amount (in Dollars)					$ 80,000		$ 80,000
Valley Vet Practices [Member]
Commitments and Contingencies [Line Items]
Revenue percentage					105.00%		105.00%
Revenue contingent owners amount (in Dollars)					$ 120,000		$ 120,000
DeBary Animal Clinic’s [Member]
Commitments and Contingencies [Line Items]
Contingent owners amount (in Dollars)					$ 40,000
Revenue percentage					105.00%
Revenue contingent owners amount (in Dollars)					$ 74,500
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Purchase amount (in Shares)											30,000,000
Investor shares (in Shares)	207,896
Common stock issued and outstanding percentage					19.99%		19.99%
Divided common stock value (in Dollars)					$ 600,000		$ 600,000
Cash fee (in Dollars)					$ 600,000		$ 600,000
Common stock outstanding percentage			4.99%
Exercise price per share (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001
Percentage of ownership limitation			19.99%
Number of share issued (in Shares)		486
Class A Common Stock [Member] | Prefunded Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant to purchase (in Shares)		16,549
Class A Common Stock [Member] | Purchase Limits [Member]
Commitments and Contingencies [Line Items]
Investor shares (in Shares)					12,143		12,143
Class A Common Stock [Member] | Investor [Member]
Commitments and Contingencies [Line Items]
Purchase amount (in Shares)											30,000,000
Cash fee (in Dollars)					$ 600,000		$ 600,000
Common stock outstanding percentage			4.99%
Number of share issued (in Shares)		12,143
Nasdaq Capital Market [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Ownership percentage			19.99%